SHARE-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of share-based payment arrangements compensation expense
Compensation expense related to the share-based compensation was recognized in the condensed interim consolidated statement of comprehensive earnings (loss) as follows:

	Three months ended March 31,
	2023	2022
	$	$
Administrative expenses	1,039,866	2,822,574
Selling expenses	373,977	971,984
	1,413,843	3,794,558

Disclosure of Outstanding Options
The following table summarizes the outstanding options as at March 31, 2023 and 2022 and changes during the three months then ended:

	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	9,547,185	2.11	9,072,149	1.82
Granted	1,543,793	2.75	—	—
Outstanding, end of period	11,090,978	2.20	9,072,149	1.82
Exercisable, end of period	7,755,107	1.35	6,383,015	1.03

Disclosure of Equity Instruments Measured at Fair Value	The following table summarizes the outstanding restricted share units as at March 31, 2023 and 2022 and changes during the three months then ended:

	March 31, 2023		March 31, 2022
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	297,658	8.35	36,247	18.59
Granted	811,458	2.75	—	—
Forfeited	3,613	6.92	—	—
Outstanding, end of period	1,105,503	4.24	36,247	18.59
Vested, end of period	—	—	—	—
The following table summarizes the outstanding deferred share units as at March 31, 2023 and 2022 and changes during the three months then ended:

	March 31, 2023		March 31, 2022
	Number of deferred share units	Weighted average exercise Price	Number of deferred share units	Weighted average exercise Price
		CA$		CA$
Outstanding, beginning of year	301,091	4.23	18,755	14.07
Outstanding, end of period	301,091	4.23	18,755	14.07
Vested, end of period	301,091	4.23	18,755	14.07